Securities and other financial assets, net (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets measured at fair value through other comprehensive income	$ 21,798	$ 16,733
External Credit Grades 1 [Member]
Financial assets measured at fair value through other comprehensive income	5,010	5,147
External Credit Grades 4 [Member]
Financial assets measured at fair value through other comprehensive income	13,901	11,586
External Credit Grades 5 [Member]
Financial assets measured at fair value through other comprehensive income	$ 2,887	$ 0